CONVERTIBLE NOTE PAYABLES (Details Narrative)		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 29, 2021 USD ($) shares	Oct. 31, 2021 Integer	Jan. 31, 2022 USD ($) Integer shares	Jan. 31, 2021 USD ($)	Jul. 31, 2021 USD ($) Integer shares	Jul. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Debt interest rate		22.00%			22.00%
Debt Instrument, Convertible, Conversion Ratio		0.60			0.60
Debt Instrument, Convertible, Threshold Trading Days | Integer		20			20
Settlement of debt					$ 297,297
GS Capital Partners LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Convertible, Conversion Ratio			0.60		0.60
Debt Instrument, Convertible, Threshold Trading Days | Integer			20		20
Debt conversion of common stock, shares | shares			126,250,000		36,594,203
KBM Worldwide Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Convertible, Conversion Ratio			0.61		0.61
Debt Instrument, Convertible, Threshold Trading Days | Integer			10		10
Debt conversion of common stock, shares | shares			46,573,459		30,148,153
Third Party Lender [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt conversion of common stock, shares | shares			30,198,755		22,187,901
Debt conversion of principal and interest			$ 69,449		$ 232,057
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt interest rate	10.00%
Debt conversion of common stock, shares | shares	2,500,000
Loan payable	$ 151,500
Debt maturity date	Jun. 29, 2022
Legal fees	$ 125,000
Proceeds from convertible debt	125,000
Settlement of debt	93,899
Debt face amount	391,196
Debt settlement income	$ 297,297
Third Party One [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt interest rate			10.00%		10.00%
Third Party Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt interest rate			12.00%		12.00%
Third Party Three [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt interest rate			22.00%		22.00%